8. Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation expense resulting from stock option grants

	Canadian GAAP	Adjustments	U.S. GAAP
Stock based compensation - year ended December 31, 2010	$(2,152)	$(32,430)	$(34,582)
Stock based compensation - year ended December 31, 2009	67,380	450	67,830
Stock based compensation - year ended December 31, 2008	167,172	407	167,579
Stock based compensation - year ended December 31, 2007	65,078	422	65,500
Stock based compensation - inception (April 2, 2004) to December 31, 2010	$297,478	$(31,151)	$266,327

Consulting fees - year ended December 31, 2007	$3,811,800	$–	$3,811,800
Consulting fees - inception (April 2, 2004) to December 31, 2010	$3,811,800	$–	$3,811,800

	Year Ended December 31,			Cumulative April 2, 2004 (inception)
	2012	2011	2010	to December 31,
Stock based compensation	$1,000	$–	$(2,152)	$267,327
Consulting fees	33,919	–	–	3,857,604
Modification of warrants - stock-based compensation (Note 9)	–	622,364	882,464	3,941,028
Total	$34,919	$622,364	$880,312	$8,065,959

Schedule of stock options activity
Weighted
Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at December 31, 2010 and 2011	$–	$–	$–	$–

Available for grant at December 31, 2011	20,000	$0.05

Granted and exercised November 6, 2012	(20,000)	$0.05	–	$–

Exercisable at December 31, 2012	–	$–	–	$–

Available for grant at December 31, 2012	–